INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Cash and cash equivalents (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Cash at bank and on hand	$ 9,173,159	$ 19,488,145
Mutual funds	1,891,524	13,206,934
Cash and cash equivalents	$ 11,064,683	$ 32,695,079